Accounts Receivable (Details) - Schedule of Accounts, Notes, Loans and Financing Receivable (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Abstract]
Beginning balance as of January 1,	$ 4,892	$ 0
Bad debt expense	44,198	4,892
Charge offs, net	(1,163)	0
Ending balance as of December 31,	$ 47,927	$ 4,892